RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had balances with the Company as of December 31, 2025 and June 30, 2026 consisted of:

(a)	Related party balances

	As of
	December 31, 2025	June 30, 2026
	(Audited)	(Unaudited)
Due from related parties:
Betters Medical Investment Holdings Limited	2,987	2,942
Total	$2,987	$2,942
Due to related parties:
Quan Qiu	$149,860	149,860
Betters Medical Investment Holdings Limited (1)	$4,738,429	$3,390,997
Total	$4,888,289	$3,540,857
(1)	Betters Medical Investment Holdings Limited is a related party of the Company under common control. The nature of the balance is mainly the listing expenses paid by Betters Medical Investment Holdings Limited on behalf of the Company.
(b)Related parties’ transactions:

The following table set forth the amount of related party transactions as of the date indicated.

		For the six months ended June 30,
		2025	2026
Name of Related Party	Nature	(Unaudited)	(Unaudited)
Betters Medical Investment Holdings Limited	Proceeds of Interest-free advances for operation from a related party	$678,431	$179,201
Betters Medical Investment Holdings Limited	Repayment of Interest-free advances for operation to a related party	(117,905)	(1,659,767)
Betters Medical Investment Holdings Limited	Interest-free advances for listing expenses	159,158	—
Total		$719,684	$(1,480,566)